Segments - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Customer balances (gross)	£ 198,226	£ 203,054
Loan loss allowance	(860)	(914)
Customer balances (net)	197,366	202,140
Accrued interest	434	739
Other items	342	12
Net loans and advances to customers	203,043	207,435
Liabilities
Customer balances (gross)	181,148	187,445
Customer balances (net)	181,148	187,445
Accrued interest	1,002	830
Other items	(682)	(250)
Deposits by customers	184,874	190,850
Intercompany balances
Assets
Intercompany balances	4,901	4,544
Liabilities
Intercompany balances	£ 3,406	£ 2,825